Impairment of Assets	3 Months Ended
Mar. 31, 2011
Impairment Tables [Abstract]
Asset Impairment Charges Text Block

Impairments are made up as follows:

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

South Africa

Write-off of mining assets at Savuka	1	-

Continental Africa

Write-off of tailings storage facility at Iduapriem	-	8
Write-off of vehicles and heavy mining equipment at Geita	-	1
	1	9